Long-Term Debt And Other Borrowings, Net - Summary of Future Principal Repayments on long-term Debt (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Maturities of Long-term Debt [Abstract]
2022	$ 3,326
2023	3,153
2024	299,501
2025	0
2026	0
Thereafter	120,000
Total	$ 425,980